Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,005,000	$ 884,000	$ 108,000
Less: accumulated depreciation	(202,000)	(164,000)	(97,000)
Property and equipment, net	803,000	720,000	11,000
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	29,000	29,000	28,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	75,000	75,000	56,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	39,000	39,000	24,000
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 862,000	$ 741,000